AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 3 1 , 202 6 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (36.0%):
552,252 AZL Mid Cap Index Fund, Class 2 $ 9,283,358
4,304,618 AZL S&P 500 Index Fund, Class 2 94,701,605
549,360 AZL Small Cap Stock Index Fund, Class 2 6,334,119
110,319,082
Fixed Income Fund (50.3%):
15,763,342 AZL Enhanced Bond Index Fund 153,850,223
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (13.7%):
1,906,087 AZL International Index Fund, Class 2 $ 41,991,090
Total Affiliated Investment Companies (Cost $241,585,554) 306,160,395
Total Investment Securities
(Cost $241,585,554 ) — 100.0% 306,160,395
Net other assets (liabilities) — 0.0%
†
(68,140)
Net Assets — 100.0% $ 306,092,255
† Represents less than 0.05%.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Fund (43.6%):
16,386,244 AZL DFA U.S. Core Equity Fund $ 258,738,785
Fixed Income Fund (40.1%):
24,383,398 AZL Enhanced Bond Index Fund 237,981,961
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.3%):
7,381,933 AZL DFA International Core Equity Fund $ 96,703,316
Total Affiliated Investment Companies (Cost $477,530,856) 593,424,062
Total Investment Securities
(Cost $477,530,856 ) — 100.0% 593,424,062
Net other assets (liabilities) — 0.0%
†
(84,142)
Net Assets — 100.0% $ 593,339,920
† Represents less than 0.05%.

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (33.4%):
1,164,085 AZL Mid Cap Index Fund, Class 2 $ 19,568,265
8,283,681 AZL S&P 500 Index Fund, Class 2 182,240,973
1,145,645 AZL Small Cap Stock Index Fund, Class 2 13,209,284
215,018,522
Fixed Income Fund (48.0%):
31,650,446 AZL Enhanced Bond Index Fund 308,908,349
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (13.6%):
3,992,819 AZL International Index Fund, Class 2 $ 87,961,798
Total Affiliated Investment Companies (Cost $553,232,208) 611,888,669
Total Investment Securities
(Cost $553,232,208 ) — 95.0% 611,888,669
Net other assets (liabilities) — 5.0% 32,050,781
Net Assets — 100.0% $ 643,939,450
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 49 $ 16,098,338 $ (422,015)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 142 15,768,656 (285,516)
$ (707,531)

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Fund (40.6%):
29,344,442 AZL DFA U.S. Core Equity Fund $ 463,348,736
Fixed Income Fund (38.2%):
44,741,126 AZL Enhanced Bond Index Fund 436,673,394
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.3%):
14,213,799 AZL DFA International Core Equity Fund $ 186,200,773
Total Affiliated Investment Companies (Cost $949,032,627) 1,086,222,903
Total Investment Securities
(Cost $949,032,627 ) — 95.1% 1,086,222,903
Net other assets (liabilities) — 4.9% 56,496,640
Net Assets — 100.0% $ 1,142,719,543
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 104 $ 34,167,900 $ (898,862)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 201 22,320,422 (400,780)
$ (1,299,642)

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Company (95.1%):
Balanced Funds (95.1%):
15,062,845 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 236,486,667
Total Affiliated Investment Company (Cost $186,707,068) 236,486,667
Total Investment Securities
(Cost $186,707,068 ) — 95.1% 236,486,667
Net other assets (liabilities) — 4.9% 12,286,840
Net Assets — 100.0% $ 248,773,507
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 15 $ 4,928,063 $ (122,134)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 66 7,329,094 (128,574)
$ (250,708)

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Private Placements (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C, 0.00%*(a)(b) $ 104,488
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd., 0.00%*(a)(b) 3
Total Private Placements (Cost $653,277) 104,491
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro , Ltd., Registered Shares, 5.50%,
11/13/14*(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
5/2/26 @ 100*(a)(b) $ 5,626
730,672 Quintis Australia Pty, Ltd., 12.00%, 10/1/28,
Callable 5/2/26 @ 106*(a)(b) —
Total Corporate Bonds (Cost $783,003) 5,626
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (48.0%):
19,023,895 AZL Enhanced Bond Index Fund 185,673,215
International Equity Fund (47.0%):
9,045,289 AZL MSCI Global Equity Index Fund, Class 2 182,172,113
Total Affiliated Investment Companies (Cost $299,423,753) 367,845,328
Total Investment Securities
(Cost $300,860,033 ) — 95.0% 367,955,445
Net other assets (liabilities) — 5.0% 19,172,172
Net Assets — 100.0% $ 387,127,617
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2026.
(c) Defaulted bond.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 29 $ 9,527,588 $ (260,013)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 85 9,438,984 (171,928)
$ (431,941)

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (50.5%):
4,263,813 AZL Mid Cap Index Fund, Class 2 $ 71,674,697
30,882,779 AZL S&P 500 Index Fund, Class 2 679,421,142
4,210,380 AZL Small Cap Stock Index Fund, Class 2 48,545,676
799,641,515
Fixed Income Fund (24.0%):
38,933,574 AZL Enhanced Bond Index Fund 379,991,679
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (20.6%):
14,839,277 AZL International Index Fund, Class 2 $ 326,909,277
Total Affiliated Investment Companies (Cost $1,146,584,822) 1,506,542,471
Total Investment Securities
(Cost $1,146,584,822 ) — 95.1% 1,506,542,471
Net other assets (liabilities) — 4.9% 78,119,825
Net Assets — 100.0% $ 1,584,662,296
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 179 $ 58,808,213 $ (1,599,146)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 173 19,211,109 (345,531)
$ (1,944,677)

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (40.6%):
593,511 AZL Mid Cap Index Fund, Class 2 $ 9,976,924
4,495,445 AZL S&P 500 Index Fund, Class 2 98,899,791
629,958 AZL Small Cap Stock Index Fund, Class 2 7,263,421
116,140,136
Fixed Income Fund (38.4%):
11,251,303 AZL Enhanced Bond Index Fund 109,812,715
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.1%):
2,099,516 AZL International Index Fund, Class 2 $ 46,252,327
Total Affiliated Investment Companies (Cost $235,521,866) 272,205,178
Total Investment Securities
(Cost $235,521,866 ) — 95.1% 272,205,178
Net other assets (liabilities) — 4.9% 13,960,437
Net Assets — 100.0% $ 286,165,615
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 26 $ 8,541,975 $ (223,784)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 50 5,552,344 (96,430)
$ (320,214)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.0%):
10,717,156 AZL S&P 500 Index Fund, Class 2 $ 235,777,431
27,122,641 AZL T. Rowe Price Capital Appreciation Fund 439,115,564
674,892,995
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (18.0%):
16,140,858 AZL Enhanced Bond Index Fund $ 157,534,773
Total Affiliated Investment Companies (Cost $759,818,312) 832,427,768
Total Investment Securities
(Cost $759,818,312 ) — 95.0% 832,427,768
Net other assets (liabilities) — 5.0% 43,685,962
Net Assets — 100.0% $ 876,113,730
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 79 $ 25,954,463 $ (705,881)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 154 17,101,219 (308,940)
$ (1,014,821)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026 (Unaudited)

1. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March
31, 2026, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 160,842,287 $ 838,289 $ (7,704,570) $ (726,065) $ 600,282 $ 153,850,223 15,763,342
AZL International Index Fund,
Class 2 45,194,569 69,091 (3,720,289) 1,599,751 (1,152,032) 41,991,090 1,906,087
AZL Mid Cap Index Fund, Class 2 9,544,251 74,942 (590,159) 881 253,443 9,283,358 552,252
AZL S&P 500 Index Fund, Class 2 99,476,233 416,208 (807,566) 5,459 (4,388,729) 94,701,605 4,304,618
AZL Small Cap Stock Index Fund,
Class 2 6,298,246 102,820 (289,384) 108,466 113,971 6,334,119 549,360
$ 321,355,586 $ 1,501,350 $ (13,111,968) $ 988,492 $ (4,573,065)
$ 306,160,395
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 105,254,627 $ — $ (11,622,716) $ 2,636,308 $ 435,097 $ 96,703,316 7,381,933
AZL DFA U.S. Core Equity Fund 274,072,207 — (9,973,996) 798,954 (6,158,380) 258,738,785 16,386,244
AZL Enhanced Bond Index Fund 251,164,336 — (12,997,626) 154,530 (339,279) 237,981,961 24,383,398
$ 630,491,170 $ — $ (34,594,338) $ 3,589,792 $ (6,062,562)
$ 593,424,062
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 324,291,625 $ 13,609 $ (15,163,614) $ (542,212) $ 308,941 $ 308,908,349 31,650,446
AZL International Index Fund,
Class 2 95,771,982 — (8,797,157) 2,730,876 (1,743,903) 87,961,798 3,992,819
AZL Mid Cap Index Fund, Class 2 20,203,827 — (1,157,541) (230,599) 752,578 19,568,265 1,164,085
AZL S&P 500 Index Fund, Class 2 193,599,998 79,969 (3,036,753) 167,150 (8,569,391) 182,240,973 8,283,681
AZL Small Cap Stock Index Fund,
Class 2 13,412,946 — (671,791) 22,325 445,804 13,209,284 1,145,645
$ 647,280,378 $ 93,578 $ (28,826,856) $ 2,147,540 $ (8,805,971)
$ 611,888,669
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 200,746,670 $ — $ (20,310,292) $ 4,622,772 $ 1,141,623 $ 186,200,773 14,213,799
AZL DFA U.S. Core Equity Fund 489,028,742 — (16,016,120) 1,257,540 (10,921,426) 463,348,736 29,344,442
AZL Enhanced Bond Index Fund 458,154,186 — (21,112,624) 156,653 (524,821) 436,673,394 44,741,126
$ 1,147,929,598 $ — $ (57,439,036) $ 6,036,965 $ (10,304,624)
$ 1,086,222,903
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP Fidelity Institutional Asset
Management Multi-Strategy Fund
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 252,728,636 $ 375,720 $ (11,650,996) $ 2,236,755 $ (7,203,448) $ 236,486,667 15,062,845

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026 (Unaudited)

Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP Global Balanced Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 196,724,962 $ — $ (10,940,012) $ (1,511,256) $ 1,399,521 $ 185,673,215 19,023,895
AZL MSCI Global Equity Index Fund,
Class 2 196,813,111 310,896 (9,166,511) 3,988,219 (9,773,602) 182,172,113 9,045,289
$ 393,538,073 $ 310,896 $ (20,106,523) $ 2,476,963 $ (8,374,081)
$ 367,845,328
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund $ 397,657,721 $ — $ (17,312,221) $ (2,086,496) $ 1,732,675 $ 379,991,679 38,933,574
AZL International Index Fund,
Class 2 359,665,304 — (36,722,146) 14,390,622 (10,424,503) 326,909,277 14,839,277
AZL Mid Cap Index Fund, Class 2 77,387,901 — (7,887,196) 163,107 2,010,885 71,674,697 4,263,813
AZL S&P 500 Index Fund, Class 2 726,507,099 — (15,626,068) 1,174,385 (32,634,274) 679,421,142 30,882,779
AZL Small Cap Stock Index Fund,
Class 2 51,866,551 — (5,252,133) 577,049 1,354,209 48,545,676 4,210,380
$ 1,613,084,576 $ — $ (82,799,764) $ 14,218,667 $ (37,961,008)
$ 1,506,542,471
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 115,843,854 $ 599,697 $ (6,554,246) $ (723,291) $ 646,701 $ 109,812,715 11,251,303
AZL International Index Fund,
Class 2 50,627,727 — (4,911,827) 1,938,165 (1,401,738) 46,252,327 2,099,516
AZL Mid Cap Index Fund, Class 2 10,678,255 33,737 (1,029,612) (98,957) 393,501 9,976,924 593,511
AZL S&P 500 Index Fund, Class 2 105,154,726 — (1,688,543) 101,965 (4,668,357) 98,899,791 4,495,445
AZL Small Cap Stock Index Fund,
Class 2 7,557,963 16,789 (584,271) 90,065 182,875 7,263,421 629,958
$ 289,862,525 $ 650,223 $ (14,768,499) $ 1,307,947 $ (4,847,018)
$ 272,205,178
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares as
of 3/31/26
AZL MVP T. Rowe Price Capital Appreciation
Plus Fund
AZL Enhanced Bond Index Fund $ 171,929,288 $ — $ (14,310,758) $ (1,583,120) $ 1,499,363 $ 157,534,773 16,140,858
AZL S&P 500 Index Fund, Class 2 257,679,886 — (11,107,467) 4,594,772 (15,389,760) 235,777,431 10,717,156
AZL T. Rowe Price Capital
Appreciation Fund 479,141,825 — (21,768,245) 938,159 (19,196,175) 439,115,564 27,122,641
$ 908,750,999 $ — $ (47,186,470) $ 3,949,811 $ (33,086,572)
$ 832,427,768

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026 (Unaudited)

2. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2026 are identified below.
AZL MVP Global Balanced Index Strategy Fund
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Grand Rounds, Inc., Series C 3/31/15
$
399,608 145,123 $ 104,48 8 0.03%
Jawbone 1/24/17 – 23,389 – 0.00%
Quintis Australia Pty, Ltd. , 7.50% , 10/1/26 , Callable 5/2/26 @ 100 10/25/18 52,331 52,331 5,626 0.00%
Quintis Australia Pty, Ltd. , 12.00% , 10/1/28 , Callable 5/2/26 @ 106 10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd. 10/25/18 253,669 386,370 3 0.00%
REI Agro , Ltd., Registered Shares , 5.50% , 11/13/14 2/7/12 – 400,000 – 0.00%
(a) Acquisition date represents the initial purchase date of the security.